Derivatives Offsetting (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Offsetting (Details) [Abstract]
Gross amounts of recognized, asset	[1]	$ 18,751	$ 33,159
Gross amount offset in the balance sheet		0	0
Net amounts of asset/ liabilities presented in the balance sheet, asset		18,751	33,159
Gross amounts not offset in the balance sheet, financial instruments, asset		(794)	(1,037)
Gross amounts not offset in the balance sheet, cash collateral received/ pledged		(34,120)	(10,222)
Net amount, asset		(16,163)	21,900
Gross amounts of recognized, liability	[1]	(24,044)	(47,916)
Gross amount offset in the balance sheet		0	0
Net amounts presented in the balance sheet, liability		(24,044)	(47,916)
Gross amounts not offset in the balance sheet, financial instruments, liability		794	1,037
Gross amounts not offset in the balance sheet, cash collateral received		22,923	25,904
Net amount, liability		$ (327)	$ (20,975)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.